Property, Plant and Equipment (Schedule of Property, Plant and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Buildings and improvements	$ 1,214	$ 1,001
Machinery and equipment	5,131	4,628
Land and improvements	204	168
Construction in progress	369	406
Property, plant and equipment, gross	6,918	6,203
Less: accumulated depreciation and amortization	(3,679)	(3,383)
Property, plant and equipment, net	$ 3,239	$ 2,820